Related Parties - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Related party transactions	$ 1,399	$ 1,440
Related parties [member]
Disclosure of transactions between related parties [line items]
Administrative, legal, exploration and tax services	593	643
Reimbursements of office rent costs	526	517
Director fees	$ 280	$ 280